TRADE ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 5,795	$ 5,998	$ 6,170
Additions charged to income			0
Deductions credited to income	(2,847)	(203)	(172)
Ending balance	$ 2,948	$ 5,795	$ 5,998